Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - Schedule of Balance Sheets - Parent Company [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
ASSETS
Other interest-bearing deposits		$ 9
Prepaid expenses and other assets	988	602
Total assets	50,763	52,071
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and other liabilities	52	46
Total liabilities	52	46
Shareholders’ equity	50,711	52,025
Total liabilities and shareholders’ equity	50,763	52,071
First Federal of Hazard [Member]
ASSETS
Interest-bearing deposits	473	1,185
Investment	18,035	18,433
First Federal of Kentucky [Member]
ASSETS
Interest-bearing deposits	657	703
Frankfort First [Member]
ASSETS
Investment	$ 30,610	$ 31,139